Share-Based Payments - Restricted Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended			1 Months Ended								60 Months Ended	1 Months Ended	48 Months Ended	1 Months Ended			3 Months Ended	1 Months Ended					0 Months Ended	1 Months Ended			12 Months Ended
	Sep. 30, 2011	Nov. 16, 2011 Restricted Stock Grants [Member] Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Nov. 16, 2011 Restricted Stock Grants [Member] Third Anniversary of Grant [Member] Management [Member] Restricted Stock [Member]	Nov. 07, 2011 Restricted Stock Grants [Member] Third Anniversary of Grant [Member] Management [Member] Restricted Stock [Member]	Nov. 16, 2011 Restricted Stock Grants [Member] Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2010 Minimum [Member] Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2009 Minimum [Member] Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2010 Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Oct. 31, 2009 Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Oct. 31, 2008 Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Oct. 31, 2007 Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Oct. 31, 2006 Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Sep. 30, 2011 Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Oct. 31, 2007 Ratably Over Two Years [Member] Employee [Member] Restricted Stock [Member]	Sep. 30, 2011 Ratably Over Two Years [Member] Employee [Member] Restricted Stock [Member]	Nov. 30, 2010 Third Anniversary of Grant [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2010 Third Anniversary of Grant [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2009 Third Anniversary of Grant [Member] Management [Member] Restricted Stock [Member]	Sep. 30, 2011 Third Anniversary of Grant [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2009 Dependadnt Upon EPS CAGR [Member] Management [Member]	Nov. 30, 2010 Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2010 Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2009 Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2008 Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Nov. 16, 2009 Management [Member] Restricted Stock [Member]	Feb. 28, 2009 Management [Member] Restricted Stock [Member]	Oct. 31, 2007 Management [Member] Restricted Stock [Member]	Oct. 31, 2006 Management [Member] Restricted Stock [Member]	Sep. 30, 2011 Restricted Stock [Member]	Sep. 30, 2010 Restricted Stock [Member]	Sep. 30, 2009 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Percentage on Third Anniversary of Grant																			25.00%
Minimum EPS CAGR Required For Full Vesting																						12.00%	12.00%
EPS CAGR Threshold For Vesting Percentages Less Than Full Amount						5.00%	5.00%
Vesting Amount if EPS CAGR is Achieved																				100.00%		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Nonvested RSE at October 1, 2010 (shares)	1,780,000
Nonvested RSE at October 1, 2010 (weighted-average grant date fair value)	$ 75.04
Granted (shares)	780,000	310,000	130,700		305,000			313,300	266,300	265,200	234,800	112,350		11,000		47,900	86,700	145,900			111,700	202,300	339,700	374,600		296,000	268,700	303,000
Granted (weighted-average grant date fair value)	$ 74.87																												$ 74,900,000.00	$ 65,600,000.00	$ 63,200,000.00
Vested (shares)	(320,000)												(109,000)		(210,000)		(67,000)	(69,000)	(91,900)						(142,466)
Vested (weighted-average grant date fair value)	$ 83.08
Cancelled (shares)	(260,000)
Cancelled (weighted-average grant date fair value)	$ 104.76
Nonvested RSE at September 30, 2011 (shares)	1,980,000
Nonvested RSE at September 30, 2011 (weighted-average grant date fair value)	$ 69.86
Unrecognized compensation costs	$ 2.3																												$ 54.7
Unrecognized Compensation Cost - Period for Recognition	4.3																												1.3
RSE Vested - Total Fair Value																													$ 25.3	$ 25.8	$ 18.0
Closing Stock Price				$ 70.18